List of Material Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Schedule of List of Material Subsidiaries

S. No.	Name of entity	Place of Incorporation	Ownership interest as at March 31, 2021	Ownership interest as at March 31, 2022
1	MakeMyTrip Inc.	Delaware, USA	100%	100%
2	MakeMyTrip (India) Private Limited	India	100%	100%
3	Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%
4	Ibibo Group Private Limited	India	100%	100%
5	Bitla Software Private Limited	India	100%	100%